Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income before income taxes is attributable to the following geographic locations:
Germany	$ 243,684	$ 234,336	$ 263,651
United States	1,262,570	1,254,690	1,356,094
Other	337,152	358,609	312,368
Income before income taxes	1,843,406	1,847,635	1,932,113
Current income tax expense or benefit [Abstract]
Germany	72,613	81,117	52,862
United States	270,676	387,017	342,250
Other	141,291	116,186	139,136
Total income tax expense current	484,580	584,320	534,248
Deferred income tax expense or benefit [Abstract]
Germany	(22,651)	(33,106)	10,478
United States	152,423	47,298	98,200
Other	(30,754)	(6,500)	(37,790)
Total income tax expense deferred	99,018	7,692	70,888
Income tax expense	583,598	592,012	605,136
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate		28.46%	28.71%	29.13%
Deferred tax assets:
Accounts receivable, primarily due to allowance for doubtful accounts	7,007	8,789
Inventory, primarily due to additional costs capitalized for tax purposes, and inventory reserve accounts	9,424	9,731
Plant, equipment, intangible assets and other noncurrent assets, principally due to differences in depreciation and amortization	29,144	20,093
Accrued expenses and other liabilities for financial accounting purposes, not currently tax deductible	285,333	305,664
Net operating loss carryforwards, tax credit carryforwards and interest carryforwards	138,934	141,727
Derivatives	10,912	2,169
Stock-based compensation expense	11,934	22,710
Other	12,407	13,632
Total deferred tax assets	675,754	622,473
Less: valuation allowance [N]	(49,479)	(48,563)
Net deferred tax assets	626,275	573,910
Pensions	170,659	97,958
Deferred tax liabilities:
Accounts receivable	40,453	43,031
Inventory, primarily due to inventory reserve accounts for tax purposes	10,316	12,264
Accrued expenses and other liabilities for financial reporting purposes, not currently tax deductible	10,368	17,197
Plant, equipment and intangible assets, primarily due to differences in depreciation and amortization	867,677	776,254
Derivatives	4,177	2,274
Other	146,274	117,255
Total deferred tax liabilities	1,079,265	968,275
Net deferred tax assets (liabilities)	(452,990)	(394,365)
Estimated future tax liabilities associtaed with earnings that are likely to be distributed in 2011 and following years			12,853
Undistributed earning of foreign subsidiaries	6,622,324	6,269,794
Unrecognized tax benefits (net of interest)
Beginning balance	199,924	225,198	223,829
Increases in unrecognized tax benefits prior periods	35,584	25,260	13,232
Decreases in unrecognized tax benefits prior periods	(21,143)	(11,445)	(5,913)
Increases in unrecognized tax benefits current period	12,600	10,062	17,903
Changes related to settlements with tax authorities	(60,872)	(52,325)	(14,763)
Reductions as a result of a lapse of the statute of limitations	0	0	0
Foreign currency translation	15	3,174	(9,090)
Ending balance	166,108	199,924	225,198	223,829
Unrecognized tax benefits which would affect the effective tax rate if recognized			162,010
Amount of potential reduction of unrecognized tax benefits			205,781
Valuation Allowance [Line Items]
Valuation allowance increase		8,619	8,302
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	289,957
Income Tax Examination [Line Items]
Income Tax Examination, Liability (Refund) Adjustment from Settlement with Taxing Authority			37,000
Interest and penalties recognized			2,525
Accrual for tax related interest and penalties			60,705
Operating Loss Carryforwards Expiration In One Year [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	12,083
Operating Loss Carryforwards Expiration In Two Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	16,516
Operating Loss Carryforwards Expiration In Three Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	23,223
Operating Loss Carryforwards Expiration In Four Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	24,469
Operating Loss Carryforwards Expiration In Five Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	40,685
Operating Loss Carryforwards Expiration In Six Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	10,150
Operating Loss Carryforwards Expiration In Seven Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	7,216
Operating Loss Carryforwards Expiration In Eight Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	11,811
Operating Loss Carryforwards Expiration In Nine Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	9,434
Operating Loss Carryforwards Expiration In Ten Years And Thereafter [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	33,367
Operating Loss Carryforwards No Expiration Date [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 101,003